Short-term loans	12 Months Ended
Dec. 31, 2019
Convertible bonds
Short-term Debt

18.  Short-term loans

	December 31,
	2018	2019
	RMB	RMB

Short-term loans	—	557,203

The Group entered into agreements with banks, pursuant to which the Group borrowed three loans with total principal amount of HK $320 million and US$39 million (equivalent to RMB557 million) within a banking facility of HK$320 million and US$40 million in 2019, respectively. These loans were all with a maturity of less than one year and the annual interest rates ranged from 2.38% to 3.77%. Short-term deposits of RMB650 million were pledged as collateral for the banking facilities, which were classified as restricted short-term deposits.